Condensed consolidated statement of changes in equity (unaudited) - EUR (€) € in Millions		Shareholders' Equity [1]	Invested Capital	Share Capital	Share premium	Retained Earnings	Other Reserves	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2024		€ 2,778	€ 2,385				€ 393	€ 23	€ 2,801
Profit for the period	[2]	454	454					10	464
Other comprehensive income, net of tax
Remeasurement of defined benefit pension plans		22					22		22
Cash flow hedges losses		(48)					(48)		(48)
Currency retranslation gains (losses)	[3]	(233)					(233)	(3)	(236)
Total comprehensive income		195	454				(259)	7	202
Dividends paid to Unilever		(10)	(10)						(10)
Share-based payment credit	[4]	19	19						19
Dividends declared to non-controlling interests								(6)	(6)
Hedging losses (gains) transferred to non-financial assets		(36)					(36)		(36)
Other transactions with Unilever	[5]	(111)	(111)						(111)
Transactions with owners of the non-controlling interests								3	3
Ending balance at Jun. 30, 2025		2,835	€ 2,737				98	27	2,862
Beginning balance at Dec. 31, 2025		625		€ 2,143	€ 5,798	€ (172)	(7,144)	8	633
Profit for the period		342				342		7	349
Other comprehensive income, net of tax
Remeasurement of defined benefit pension plans		11				11			11
Cash flow hedges losses		(7)					(7)		(7)
Currency retranslation gains (losses)	[3]	60					60	1	61
Total comprehensive income		406				353	53	8	414
Movements in shares for employee share plans		(10)				(8)	(2)		(10)
Share-based payment credit	[4]	18				18			18
Hedging losses (gains) transferred to non-financial assets		42					42		42
Acquisition of non-controlling interests								25	25
Ending balance at Jun. 30, 2026		€ 1,081		€ 2,143	€ 5,798	€ 191	€ (7,051)	€ 41	€ 1,122

[1]	In the 2025 condensed combined carve-out financial statements this referenced as Net Parent Investment.
[2]	In H1 2025, Profit for the period is presented within Invested Capital.
[3]	Includes a hyperinflation adjustment in relation to Türkiye.
[4]	In H1 2025, the share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of Unilever share options and awards allocated to the Ice Cream Business. It includes the fair value of Unilever share awards allocated to the Group which is presented in Invested Capital. Following the Demerger and during H1 2026, the Group granted its own share awards to employees, and the related non-cash charge in operating profit for these awards is presented in Retained Earnings.
[5]	In H1 2025, other transactions with Unilever reflect the fact that the Ice Cream Business does not retain cash generated from operating activities and represent the cash outflow associated with repatriating such cash to Unilever, net of any movements in working capital, financing and investing activities.